CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flow from operating activities
Net income (loss)	$ 3,342	21,038	39,695	(18,960)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
- Depreciation of property, plant and equipment	6,956	43,783	36,731	35,464
- Amortization of intangible assets	72	454	454	889
- Deferred income taxes	26	165	5,231	(4,064)
- Bad debt (recovery) expense	(56)	(354)	(266)	697
- Inventory provision	561	3,533		4,242
Changes in operating assets and liabilities
- Accounts receivable	(4,229)	(26,620)	3,404	11,609
- Inventories	1,155	7,270	(7,538)	(18,693)
- Advance to suppliers	344	2,167	(7,018)	2,890
- Prepaid expenses and other current assets	(4,795)	(30,180)	523	(4,929)
- Accounts payable	798	5,021	(11,581)	(4,475)
- Accrued expenses and other payables	(1,142)	(7,185)	8,341	1,902
- Advance from customers	(4,038)	(25,415)	24,683	3,827
- Tax payable	(1,223)	(7,695)	5,917	(2,411)
Net cash (used in) provided by operating activities	(2,228)	(14,018)	98,575	7,988
Cash flow from investing activities
Purchases of property, plant and equipment	(5,711)	(35,943)	(2,951)	(87,758)
Restricted cash related to trade finance	(16,034)	(100,915)	11,217	(2,130)
Advanced to suppliers - non current	(43)	(273)	(420)	1,941
Amount decrease in construction in progress	2,829	17,806	39,926	82,290
Amount decrease in deposit			4,240
Net cash (used in) provided by investing activities	(18,959)	(119,325)	52,012	(5,657)
Cash flow from financing activities
Principal payments of short-term bank loans	(22,562)	(142,000)	(11,179)	(11,585)
Proceeds from short-term bank loans	23,594	148,501	5,000	20,000
Net cash provided by (used in) financing activities	1,032	6,501	(6,179)	8,415
Effect of foreign exchange rate changes	1,276	(213)	16	236
Net (decrease) increase in cash and cash equivalent	(18,879)	(127,055)	144,424	10,982
Cash and cash equivalent
At beginning of the year	25,897	171,227	26,804	15,823
At end of the year	7,018	44,172	171,227	26,804
SUPPLEMENTARY DISCLOSURE:
Interest paid	1,625	10,227	8,846	8,399
Income tax paid	1,534	9,654	3,658
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
During the year ended December 31, the Company acquired equipment by incurring accounts payable in the amount of:	$ 275	1,730		7,071